MARKETABLE SECURITIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
Payment to acquire equity	$ 195,000		$ 195,000		$ 31,000	$ 44,044
Gain on sale of marketable securities	$ (185,000)	$ 14,966	$ 164,000	$ (901)	(12,901)	67,342
Realized gains on marketable securities					40	75,190
Unrealized losses on marketable securities					$ 12,941	$ 7,848